Document and Entity Information	0 Months Ended
Mar. 08, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar 8, 2013
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Mar 8, 2013
Document Effective Date	Mar 8, 2013
Prospectus Date	Feb 25, 2013

Aberdeen Tax-Free Income Fund | Aberdeen Tax-Free Income Fund
Aberdeen Tax-Free Income Fund

ABERDEEN FUNDS

Aberdeen Tax-Free Income Fund
(the "Fund" or "Tax-Free Income Fund")

Supplement to the Fund's Statutory Prospectus
dated February 25, 2013

The following replaces the information in the section entitled, "Summary – Aberdeen Tax-Free Income Fund –Performance" beginning on page 107 of the Fund's Statutory Prospectus:

Performance

The bar chart and table below can help you evaluate potential risks of the Tax-Free Income Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges or taxes. If the applicable sales charges or taxes were included, the annual total returns would be lower than those shown. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Tax-Free Income Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"), from May 11, 1998 to June 22, 2008. The Tax-Free Income Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Tax-Free Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Since June 23, 2008, Aberdeen Asset Management Inc. has served as the Fund's investment adviser. Credit Suisse Asset Management, LLC served as the subadviser for the Tax-Free Income Fund from June 23, 2008 to February 27, 2011. The Tax-Free Income Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. Class C returns prior to September 4, 2003 are based on the previous performance of Class Y shares of the Predecessor Fund. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

Effective February 25, 2013, all Class D shares of the Aberdeen Tax-Free Income Fund were converted into Institutional Class shares of the Fund (the "Conversion"). The Conversion was not considered a purchase and sale of shares, and therefore, generally did not result in a taxable event for federal income tax purposes. Shareholders should talk to their tax advisors about any potential tax consequences of the Conversion.

The Fund ceased to offer Class D shares prior to the Conversion, and began to offer Class R, Institutional Class and Institutional Service Class shares of the Fund after the Conversion. The fees and expenses of the Institutional Class are identical to the fees and expenses of the Class D shares.

Institutional Class shares are not subject to a front-end sales charge or a contingent deferred sales charge. For more information on the fees and expenses of Institutional Class shares, please see the "Fees and Expenses" section of the Fund in the Prospectus.

Class R, Institutional Class and Institutional Service Class returns prior to the commencement of operations of each class (inception date: February 25, 2013) are based on the previous performance of Class D shares of the Fund. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all Classes of the Fund invest in the same portfolio of securities, and will only differ to the extent that the Classes have different expenses.

Annual Total Returns - Class A Shares (Years Ended Dec. 31)

Best Quarter: 6.48% – 3rd quarter 2009 Worst Quarter: -4.64% – 4th quarter 2010
Average Annual Total Returns as of December 31, 2012

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns Aberdeen Tax-Free Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	1.76%	4.24%	3.86%
Class C	5.53%	4.39%	3.55%
Class R	6.48%	5.43%	4.58%
Institutional Class	6.48%	5.43%	4.58%
Institutional Service Class	6.48%	5.43%	4.58%
After Taxes on Distributions Class A	0.54%	2.91%	2.44%
After Taxes on Distributions and Sale of Shares Class A	1.30%	2.84%	2.46%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	5.10%

THIS SUPPLEMENT IS DATED MARCH 8, 2013. Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen Tax-Free Income Fund
(the "Fund" or "Tax-Free Income Fund")

Supplement to the Fund's Statutory Prospectus
dated February 25, 2013

The following replaces the information in the section entitled, "Summary – Aberdeen Tax-Free Income Fund –Performance" beginning on page 107 of the Fund's Statutory Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Tax-Free Income Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below can help you evaluate potential risks of the Tax-Free Income Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges or taxes. If the applicable sales charges or taxes were included, the annual total returns would be lower than those shown. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Tax-Free Income Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"), from May 11, 1998 to June 22, 2008. The Tax-Free Income Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Tax-Free Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Since June 23, 2008, Aberdeen Asset Management Inc. has served as the Fund's investment adviser. Credit Suisse Asset Management, LLC served as the subadviser for the Tax-Free Income Fund from June 23, 2008 to February 27, 2011. The Tax-Free Income Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. Class C returns prior to September 4, 2003 are based on the previous performance of Class Y shares of the Predecessor Fund. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

Effective February 25, 2013, all Class D shares of the Aberdeen Tax-Free Income Fund were converted into Institutional Class shares of the Fund (the "Conversion"). The Conversion was not considered a purchase and sale of shares, and therefore, generally did not result in a taxable event for federal income tax purposes. Shareholders should talk to their tax advisors about any potential tax consequences of the Conversion.

The Fund ceased to offer Class D shares prior to the Conversion, and began to offer Class R, Institutional Class and Institutional Service Class shares of the Fund after the Conversion. The fees and expenses of the Institutional Class are identical to the fees and expenses of the Class D shares.

Institutional Class shares are not subject to a front-end sales charge or a contingent deferred sales charge. For more information on the fees and expenses of Institutional Class shares, please see the "Fees and Expenses" section of the Fund in the Prospectus.

Class R, Institutional Class and Institutional Service Class returns prior to the commencement of operations of each class (inception date: February 25, 2013) are based on the previous performance of Class D shares of the Fund. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all Classes of the Fund invest in the same portfolio of securities, and will only differ to the extent that the Classes have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Tax-Free Income Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended Dec. 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges or taxes. If the applicable sales charges or taxes were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 6.48% – 3rd quarter 2009 Worst Quarter: -4.64% – 4th quarter 2010
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.64%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table reflect the maximum sales charge for Class A.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. Institutional Class shares are not subject to a front-end sales charge or a contingent deferred sales charge.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	THIS SUPPLEMENT IS DATED MARCH 8, 2013. Please retain this Supplement for future reference.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.10%
Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	4.74%
Annual Return 2004	rr_AnnualReturn2004	4.18%
Annual Return 2005	rr_AnnualReturn2005	2.77%
Annual Return 2006	rr_AnnualReturn2006	3.41%
Annual Return 2007	rr_AnnualReturn2007	2.30%
Annual Return 2008	rr_AnnualReturn2008	(2.40%)
Annual Return 2009	rr_AnnualReturn2009	11.10%
Annual Return 2010	rr_AnnualReturn2010	1.08%
Annual Return 2011	rr_AnnualReturn2011	10.30%
Annual Return 2012	rr_AnnualReturn2012	6.31%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.86%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.44%
Class A | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.46%
Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.55%
Class R
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.58%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.58%
Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.58%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 25, 2013